Income Tax Expense - Summary of Deferred Tax Assets and Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred Tax Assets And Liabilities [line items]
Total deferred tax assets	€ 1,653	€ 1,975
Deferred tax liabilities	(998)	(996)
Total deferred tax liabilities	(998)	(1,306)
Tax loss carry forward [member]
Deferred Tax Assets And Liabilities [line items]
Deferred tax assets	753	704
Inventories obsolescence [member]
Deferred Tax Assets And Liabilities [line items]
Deferred tax assets	886	574
Provision for contingent liabilities [member]
Deferred Tax Assets And Liabilities [line items]
Deferred tax assets	14	390
Other temporary differences [member]
Deferred Tax Assets And Liabilities [line items]
Deferred tax assets	0	2
Deferred tax liabilities	0	(5)
Intercompany profit on inventory [member]
Deferred Tax Assets And Liabilities [line items]
Deferred tax assets	0	305
Withholding tax on liquidation of subsidiaries [member]
Deferred Tax Assets And Liabilities [line items]
Deferred tax liabilities	(480)	(480)
Withholding tax on unremitted earnings of subsidiaries [member]
Deferred Tax Assets And Liabilities [line items]
Deferred tax liabilities	(516)	(516)
Unrealised net gains on foreign exchange [member]
Deferred Tax Assets And Liabilities [line items]
Deferred tax liabilities	€ (2)	€ (305)